Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details)	6 Months Ended
Jun. 30, 2025
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	21,325
Weighted average remaining contractual term (years)	5 years 6 months 7 days
Options exercisable	15,554
Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	6 years 6 months
3.575621 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	398
Weighted average remaining contractual term (years)	9 months 29 days
Options exercisable	398
3.575621 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	9 months 29 days
57.120609 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	1,472
Weighted average remaining contractual term (years)	1 year 9 months 7 days
Options exercisable	1,472
57.120609 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	1 year 9 months 7 days
88.501194 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	925
Weighted average remaining contractual term (years)	4 years 7 months 6 days
Options exercisable	925
88.501194 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	4 years 7 months 6 days
112.882436 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	2,674
Weighted average remaining contractual term (years)	5 years 2 months 12 days
Options exercisable	2,674
112.882436 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	5 years 2 months 12 days
134.323144 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	5,239
Weighted average remaining contractual term (years)	5 years 5 months 19 days
Options exercisable	5,214
134.323144 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	5 years 5 months 23 days
141.863902 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	2,962
Weighted average remaining contractual term (years)	6 years 10 months 6 days
Options exercisable	2,578
141.863902 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	6 years 11 months 19 days
180.345276 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	4,081
Weighted average remaining contractual term (years)	8 years 1 month 28 days
Options exercisable	2,293
180.345276 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	8 years 5 months 23 days
217.000232 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	3,574
Weighted average remaining contractual term (years)
Options exercisable
217.000232 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	9 years 4 months 20 days
Reverse Stock Split [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	425,673
Weighted average remaining contractual term (years)	5 years 6 months 7 days
Options exercisable	310,444
Reverse Stock Split [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	6 years 6 months
Reverse Stock Split [Member] | 0.178781 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	7,942
Weighted average remaining contractual term (years)	9 months 29 days
Options exercisable	7,942
Reverse Stock Split [Member] | 0.178781 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	9 months 29 days
Reverse Stock Split [Member] | 2.856030 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	29,387
Weighted average remaining contractual term (years)	1 year 9 months 7 days
Options exercisable	29,387
Reverse Stock Split [Member] | 2.856030 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	1 year 9 months 7 days
Reverse Stock Split [Member] | 4.425060 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	18,430
Weighted average remaining contractual term (years)	4 years 7 months 6 days
Options exercisable	18,430
Reverse Stock Split [Member] | 4.425060 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	4 years 7 months 6 days
Reverse Stock Split [Member] | 5.644122 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	53,455
Weighted average remaining contractual term (years)	5 years 2 months 12 days
Options exercisable	53,455
Reverse Stock Split [Member] | 5.644122 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	5 years 2 months 12 days
Reverse Stock Split [Member] | 6.716157 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	104,730
Weighted average remaining contractual term (years)	5 years 5 months 19 days
Options exercisable	104,232
Reverse Stock Split [Member] | 6.716157 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	5 years 5 months 23 days
Reverse Stock Split [Member] | 7.093195 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	59,102
Weighted average remaining contractual term (years)	6 years 10 months 6 days
Options exercisable	51,395
Reverse Stock Split [Member] | 7.093195 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	6 years 11 months 19 days
Reverse Stock Split [Member] | 9.017264 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	81,265
Weighted average remaining contractual term (years)	8 years 1 month 28 days
Options exercisable	45,603
Reverse Stock Split [Member] | 9.017264 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	8 years 5 months 23 days
Reverse Stock Split [Member] | 10.850012 [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Options outstanding	71,362
Weighted average remaining contractual term (years)
Options exercisable	0
Reverse Stock Split [Member] | 10.850012 [Member] | Options Outstanding [Member]
Share-Based Payments - Schedule of Company’s Outstanding and Exercisable Options Granted (Details) [Line Items]
Weighted average remaining contractual term (years)	9 years 4 months 20 days